iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a)
..................... 39,260 $ 7,299,612
L3Harris Technologies, Inc. .................. 81,128 15,372,945
22,672,557
a
Air Freight & Logistics  —  1 .5%
CH Robinson Worldwide, Inc. ................ 161,448 16,173,861
Expeditors International of Washington, Inc.
(b)
...... 359,022 45,703,500
61,877,361
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 119,083 13,038,398
a
Automobiles  —  2 .1%
Lucid Group, Inc.
(a) (b)
....................... 505,376 3,845,912
Rivian Automotive, Inc. , Class A
(a) (b)
............. 269,355 7,444,972
Tesla, Inc.
(a)
............................. 272,640 72,912,115
84,202,999
a
Banks  —  1 .5%
Huntington Bancshares, Inc. ................. 1,671,205 20,455,549
PNC Financial Services Group, Inc. (The) ........ 71,359 9,768,333
Regions Financial Corp. .................... 1,271,380 25,898,011
Truist Financial Corp. ...................... 122,160 4,058,155
60,180,048
a
Beverages  —  3 .4%
Coca-Cola Co. (The) ...................... 1,117,658 69,216,560
Keurig Dr Pepper, Inc. ..................... 207,472 7,056,123
PepsiCo, Inc. ........................... 318,279 59,664,581
135,937,264
a
Biotechnology  —  2 .0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 19,170 3,745,818
Amgen, Inc. ............................ 117,282 27,461,580
Biogen, Inc.
(a)
........................... 31,212 8,433,170
Gilead Sciences, Inc. ...................... 344,466 26,227,641
Horizon Therapeutics PLC
(a)
................. 36,065 3,616,238
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,100 3,783,741
Vertex Pharmaceuticals, Inc.
(a)
................ 19,414 6,840,329
80,108,517
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a) (b)
...................... 5,950 7,366,397
a
Building Products  —  3 .1%
Carrier Global Corp. ....................... 141,737 8,440,439
Fortune Brands Innovations, Inc. .............. 277,316 19,708,848
Johnson Controls International PLC ............ 643,662 44,766,692
Owens Corning
(b)
......................... 84,593 11,842,174
Trane Technologies PLC .................... 204,209 40,727,443
125,485,596
a
Capital Markets  —  3 .7%
Bank of New York Mellon Corp. (The) ........... 434,017 19,687,011
BlackRock, Inc.
(c)
......................... 9,880 7,299,838
FactSet Research Systems, Inc. ............... 16,768 7,294,751
Invesco Ltd. ............................ 333,075 5,595,660
Moody's Corp. ........................... 57,357 20,232,682
Morgan Stanley .......................... 424,361 38,854,493
Nasdaq, Inc. ............................ 159,777 8,067,141
Northern Trust Corp. ....................... 164,648 13,191,598
S&P Global, Inc. ......................... 59,081 23,308,045
State Street Corp. ........................ 67,246 4,871,300
148,402,519
a
Security Shares Value
a
Chemicals  —  2 .2%
Ecolab, Inc. ............................ 272,249 $ 49,859,682
International Flavors & Fragrances, Inc. .......... 86,439 7,313,604
Linde PLC ............................. 47,312 18,483,379
Mosaic Co. (The) ......................... 222,318 9,061,682
PPG Industries, Inc. ....................... 28,204 4,058,555
88,776,902
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 640,013 33,306,277
Motorola Solutions, Inc. .................... 19,675 5,639,445
38,945,722
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 38,011 7,663,778
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 178,611 30,163,826
Synchrony Financial ....................... 147,130 5,081,870
35,245,696
a
Consumer Staples Distribution & Retail  —  0 .8%
Costco Wholesale Corp. .................... 18,151 10,176,721
Kroger Co. (The) ......................... 175,978 8,559,570
Target Corp. ............................ 87,437 11,932,527
30,668,818
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 977,887 10,033,121
Ball Corp. .............................. 114,403 6,714,312
16,747,433
a
Distributors  —  0 .4%
LKQ Corp. ............................. 298,299 16,343,802
a
Diversified Telecommunication Services  —  0 .5%
Verizon Communications, Inc. ................ 595,777 20,304,080
a
Electric Utilities  —  0 .6%
Eversource Energy ....................... 326,008 23,580,159
a
Electronic Equipment, Instruments & Components  —  0 .6%
Keysight Technologies, Inc.
(a)
................. 77,133 12,424,584
Trimble, Inc.
(a)
........................... 182,730 9,830,874
22,255,458
a
Energy Equipment & Services  —  1 .8%
Baker Hughes Co. , Class A .................. 599,066 21,440,572
Halliburton Co. .......................... 686,125 26,813,765
Schlumberger Ltd. ........................ 392,339 22,889,057
71,143,394
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 106,668 14,544,182
Netflix, Inc.
(a)
............................ 16,099 7,066,978
Walt Disney Co. (The)
(a) (b)
................... 296,583 26,363,263
47,974,423
a
Financial Services  —  2 .3%
Fidelity National Information Services, Inc. ........ 159,934 9,656,815
Mastercard, Inc. , Class A .................... 92,022 36,282,434
PayPal Holdings, Inc.
(a)
..................... 86,524 6,560,250
Visa, Inc. , Class A ........................ 159,689 37,962,866
90,462,365
a
Food Products  —  3 .0%
Bunge Ltd. ............................. 251,250 27,303,338
General Mills, Inc. ........................ 535,323 40,010,041

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Food Products (continued)
Kellogg Co. ............................. 705,572 $ 47,195,711
McCormick & Co., Inc. , NVS ................. 81,134 7,259,870
121,768,960
a
Gas Utilities  —  0 .2%
UGI Corp. .............................. 305,288 8,239,723
a
Health Care Equipment & Supplies  —  2 .9%
Cooper Companies, Inc. (The) ................ 25,498 9,976,347
Dexcom, Inc.
(a)
.......................... 69,941 8,711,851
Edwards Lifesciences Corp.
(a)
................ 229,001 18,794,112
Hologic, Inc.
(a)
........................... 119,081 9,457,413
IDEXX Laboratories, Inc.
(a) (b)
................. 39,996 22,186,981
Insulet Corp.
(a)
........................... 48,397 13,393,870
ResMed, Inc. ........................... 33,592 7,469,181
STERIS PLC ............................ 66,276 14,948,552
Zimmer Biomet Holdings, Inc. ................ 72,221 9,977,331
114,915,638
a
Health Care Providers & Services  —  2 .1%
DaVita, Inc.
(a)
............................ 70,055 7,144,909
Elevance Health, Inc. ...................... 66,043 31,147,860
HCA Healthcare, Inc. ...................... 34,587 9,435,680
Humana, Inc. ........................... 14,822 6,771,134
Laboratory Corp. of America Holdings ........... 37,910 8,110,086
Molina Healthcare, Inc.
(a)
.................... 14,102 4,293,918
Quest Diagnostics, Inc. ..................... 140,475 18,993,625
85,897,212
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 181,972 3,972,449
Welltower, Inc. ........................... 209,720 17,228,498
21,200,947
a
Hotels, Restaurants & Leisure  —  0 .8%
Booking Holdings, Inc.
(a) (b)
................... 1,976 5,870,301
Hilton Worldwide Holdings, Inc. ............... 98,507 15,316,853
Vail Resorts, Inc. ......................... 41,172 9,695,594
30,882,748
a
Household Products  —  1 .6%
Clorox Co. (The) ......................... 33,389 5,057,766
Colgate-Palmolive Co. ..................... 229,003 17,463,769
Kimberly-Clark Corp. ...................... 151,012 19,495,649
Procter & Gamble Co. (The) ................. 133,768 20,907,938
62,925,122
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 299,291 33,370,946
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 100,760 12,569,810
a
Insurance  —  1 .7%
Marsh & McLennan Companies, Inc. ............ 87,988 16,578,699
Progressive Corp. (The) .................... 28,021 3,530,085
Prudential Financial, Inc. .................... 320,734 30,947,624
Travelers Companies, Inc. (The) ............... 87,162 15,045,033
66,101,441
a
Interactive Media & Services  —  3 .5%
Alphabet, Inc. , Class A
(a)
.................... 563,859 74,835,367
Alphabet, Inc. , Class C , NVS
(a)
................ 422,610 56,253,617
ZoomInfo Technologies, Inc.
(a)
................ 282,458 7,222,451
138,311,435
a
Security Shares Value
a
IT Services  —  2 .6%
Accenture PLC , Class A .................... 129,182 $ 40,866,726
Akamai Technologies, Inc.
(a)
.................. 41,657 3,936,586
International Business Machines Corp. .......... 181,087 26,109,124
MongoDB, Inc. , Class A
(a)
................... 25,373 10,742,928
Okta, Inc. , Class A
(a)
....................... 69,845 5,368,287
Snowflake, Inc. , Class A
(a)
................... 22,302 3,963,288
Twilio, Inc. , Class A
(a)
...................... 172,018 11,358,349
102,345,288
a
Leisure Products  —  0 .6%
Hasbro, Inc. ............................ 372,579 24,053,700
a
Life Sciences Tools & Services  —  3 .4%
Agilent Technologies, Inc. ................... 292,300 35,593,371
Avantor, Inc.
(a) (b)
.......................... 201,258 4,139,877
Danaher Corp. .......................... 130,865 33,378,427
Illumina, Inc.
(a) (b)
.......................... 22,453 4,314,344
Mettler-Toledo International, Inc.
(a) (b)
............ 9,902 12,451,468
Repligen Corp.
(a)
......................... 22,831 3,916,886
Waters Corp.
(a)
.......................... 95,091 26,265,085
West Pharmaceutical Services, Inc. ............ 41,750 15,365,670
135,425,128
a
Machinery  —  2 .3%
Caterpillar, Inc. .......................... 16,933 4,490,124
Cummins, Inc. ........................... 92,982 24,249,706
Deere & Co. ............................ 9,964 4,280,534
Pentair PLC ............................ 522,532 36,315,974
Xylem, Inc. ............................. 207,370 23,380,967
92,717,305
a
Media  —  0 .3%
Comcast Corp. , Class A .................... 88,167 3,990,439
Interpublic Group of Companies, Inc. (The) ....... 227,853 7,799,408
11,789,847
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 186,593 8,008,572
Nucor Corp. ............................ 27,002 4,646,774
12,655,346
a
Multi-Utilities  —  0 .4%
Consolidated Edison, Inc. ................... 138,683 13,155,469
Sempra ............................... 24,849 3,702,998
16,858,467
a
Oil, Gas & Consumable Fuels  —  2 .6%
Cheniere Energy, Inc. ...................... 193,350 31,295,631
Kinder Morgan, Inc. , Class P ................. 219,558 3,888,372
ONEOK, Inc. ............................ 828,247 55,525,679
Valero Energy Corp. ....................... 97,138 12,522,060
103,231,742
a
Pharmaceuticals  —  2 .9%
Eli Lilly & Co. ........................... 79,489 36,131,725
Merck & Co., Inc. ......................... 345,221 36,817,820
Zoetis, Inc. , Class A ....................... 222,884 41,922,251
114,871,796
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 217,900 53,877,954
Robert Half, Inc. ......................... 59,162 4,386,862
58,264,816
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a)
................. 397,705 33,132,804
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  8 .3%
Advanced Micro Devices, Inc.
(a) (b)
.............. 114,862 $ 13,140,213
Applied Materials, Inc. ..................... 201,869 30,601,322
First Solar, Inc.
(a)
......................... 34,465 7,148,041
Intel Corp. ............................. 650,662 23,274,180
Lam Research Corp. ...................... 31,485 22,621,657
Marvell Technology, Inc. .................... 79,776 5,195,811
NVIDIA Corp.
(b)
.......................... 307,732 143,800,086
NXP Semiconductors NV ................... 84,703 18,887,075
QUALCOMM, Inc. ........................ 56,036 7,406,278
Texas Instruments, Inc. ..................... 318,722 57,369,960
329,444,623
a
Software  —  12 .3%
Adobe, Inc.
(a)
............................ 125,715 68,661,762
ANSYS, Inc.
(a)
........................... 34,630 11,846,923
Atlassian Corp. , Class A
(a) (b)
.................. 39,590 7,203,005
Autodesk, Inc.
(a)
.......................... 100,513 21,307,751
Cadence Design Systems, Inc.
(a)
.............. 129,216 30,237,836
HubSpot, Inc.
(a)
.......................... 13,683 7,943,666
Intuit, Inc. .............................. 69,399 35,511,468
Microsoft Corp. .......................... 570,112 191,512,023
PTC, Inc.
(a)
............................. 35,077 5,114,577
Salesforce, Inc.
(a)
......................... 183,324 41,249,733
ServiceNow, Inc.
(a)
........................ 44,158 25,744,114
Splunk, Inc.
(a)
........................... 45,080 4,883,516
Synopsys, Inc.
(a)
......................... 27,405 12,381,579
VMware, Inc. , Class A
(a)
.................... 38,488 6,066,863
Workday, Inc. , Class A
(a)
.................... 86,219 20,445,112
490,109,928
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 88,971 16,932,071
Crown Castle, Inc. ........................ 51,298 5,555,060
Equinix, Inc. ............................ 31,204 25,272,744
Iron Mountain, Inc. ........................ 91,751 5,633,511
53,393,386
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 288,665 23,973,628
Home Depot, Inc. (The) .................... 206,492 68,935,290
Lowe's Companies, Inc. .................... 138,193 32,374,474
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 25,307 $ 5,668,515
130,951,907
a
Technology Hardware, Storage & Peripherals  —  6 .0%
Apple, Inc. ............................. 1,036,081 203,538,112
Hewlett Packard Enterprise Co. ............... 1,576,579 27,400,943
HP, Inc. ............................... 280,202 9,199,032
240,138,087
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Lululemon Athletica, Inc.
(a)
................... 11,544 4,369,750
VF Corp. .............................. 190,211 3,768,080
8,137,830
a
Trading Companies & Distributors  —  1 .9%
Ferguson PLC ........................... 215,297 34,796,301
WW Grainger, Inc. ........................ 54,893 40,537,932
75,334,233
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,660,282,420 ) ............................... 3,978,423,901
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 42,568,389 42,576,902
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 6,847,804 6,847,804
a
Total Short-Term Securities — 1.3%
(Cost: $ 49,421,456 ) ................................. 49,424,706
Total Investments — 101.0%
(Cost: $ 3,709,703,876 ) ............................... 4,027,848,607
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (38,657,969)
Net Assets — 100.0% ................................. $ 3,989,190,638
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 20,907,295  $ 21,672,681
(a)
$ —  $ (289) $ (2,785) $ 42,576,902  42,568,389  $ 49,390
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,450,515  2,397,289
(a)
—  —  —  6,847,804  6,847,804  77,848  —
BlackRock, Inc. ... 5,954,886  938,796  (243,560) 74,716  575,000  7,299,838  9,880  43,400  —
$ 74,427  $ 572,215
$ 56,724,544
$ 170,638  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
MSCI USA ESG Select ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 45 09/15/23 $ 10,383 $ 322,022
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,978,423,901  $ —  $ —  $ 3,978,423,901
Short-Term Securities
Money Market Funds ...................................... 49,424,706  —  —  49,424,706
$ 4,027,848,607  $ —  $ —  $ 4,027,848,607
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 322,022  $ —  $ —  $ 322,022
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares